Business Combinations (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Oct. 31, 2010 Dimension Data [Member]	Mar. 31, 2011 Dimension Data [Member]	Dec. 31, 2010 Dimension Data [Member]	Mar. 31, 2011 Keane International Inc [Member]	Dec. 31, 2010 Keane International Inc [Member]
Date of acquisition				October 25, 2010
Voting interest acquired				96.60%		3.40%
Acquisition price				¥ 260,571	¥ 260,571	¥ 9,421		¥ 95,342
Acquisition-related cost	2,031
Depreciable intangible assets	85,521
Non-depreciable intangible assets	23,170
Depreciable weighted average useful life	11
Operating revenues	10,305,003	10,181,376	10,416,305		78,461
Operating income (loss)	1,214,909	1,117,693	1,109,752		(813)
Amortization of intangible assets	462,649	443,567	445,389		3,011
Amounts for assets acquired					335,936		74,786
Amounts for liabilities assumed					205,922		60,843
Assets acquired include the goodwill					¥ 151,488		¥ 81,399